INCOME TAXES - Summary of movements of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 42,797	¥ 31,387	¥ 25,976
Additions	36,138	11,410	11,743
Decrease related to subsidiary disposals	0	0	(6,332)
Reversal	(38,583)	0	0
Balance at end of the period	¥ 40,352	¥ 42,797	¥ 31,387